Other Income and Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2015
Other Income and Expenses [Abstract]
Other Income and Expenses, Net

Other income and expenses, net consisted of the following:

	Year ended December 31, 2015	Year ended December 31, 2014	Year ended December 31, 2013
Research and development funding	144	231	57
Phase-out and start-up costs	(5)	(16)	(4)
Exchange gain, net	2	4	8
Patent costs, net of reversal of unused provisions	3	(28)	(40)
Gain on sale of businesses and non-current assets	18	24	83
Other, net	2	(8)	(9)

Total	164	207	95